Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Available for sale debt securities, fair value	$ 235,054	$ 198,998
Mortgage servicing rights, fair value	2,847	2,762
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale debt securities, fair value	0	0
Mortgage servicing rights, fair value	0	0
Other Observable Inputs (Level 2)
Assets:
Available for sale debt securities, fair value	235,054	198,998
Mortgage servicing rights, fair value	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale debt securities, fair value	0	0
Mortgage servicing rights, fair value	2,847	2,762
Recurring
Assets:
Assets, Total	237,901	201,760
Recurring | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	73,497	57,099
Recurring | Asset-backed securities
Assets:
Available for sale debt securities, fair value	128,851	106,462
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	32,706	35,437
Recurring | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	2,847	2,762
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	235,054	198,998
Recurring | Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	73,497	57,099
Recurring | Other Observable Inputs (Level 2) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	128,851	106,462
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	32,706	35,437
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	2,847	2,762
Recurring | Significant Unobservable Inputs (Level 3) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	$ 2,847	$ 2,762